Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	0000797920
Amendment Flag	false
Document Creation Date	Nov. 18, 2015
Document Effective Date	Nov. 18, 2015
Prospectus Date	Nov. 18, 2015
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	PSNYX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	PNYCX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DNYIX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DNYYX